Fair Value	6 Months Ended
Jun. 30, 2013
Fair Value [Abstract]
Fair Value

2. FAIR VALUE

The Fair Value Measurements and Disclosures topic of the Codification defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Trust separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments — The Trust's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S.

Government Money Market Fund. Millburn Ridgefield Corporation, (the "Managing Owner") does not adjust the quoted price for such instruments even in situations where the Trust holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

Spot currency contracts are valued based on current market prices ("Spot Price"). Forward currency contracts are valued based on pricing models that consider the Spot Price plus the financing cost or benefit ("Forward Point"). Forward Points from the quotation service providers are generally in periods of one month, two months, three months, six months, nine months and twelve months forward while the contractual forward delivery dates for the forward currency contracts traded by the Trust may be in between these periods. The Managing Owner's policy to determine fair value for forward currency contracts involves first calculating the number of months from the date the forward currency contract is being valued to its maturity date ("Months to Maturity"), then identifying the forward currency contracts for the two forward months that are closest to the Months to Maturity ("Forward Month Contracts"). Linear interpolation is then performed between the dates of these two Forward Month Contracts to calculate the interpolated forward point. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

During the three and six months ended June 30, 2013 and 2012, there were no transfers of assets or liabilities between Level 1 and Level 2. The following tables represent the Trust's investments by hierarchical level as of June 30, 2013 and December 31, 2012 in valuing the Trust's investments at fair value. At June 30, 2013 and December 31, 2012, the Trust held no assets or liabilities classified in Level 3.

Financial Assets and Liabilities at Fair Value as of June 30, 2013

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$353,303,179	$-	$353,303,179
Short-term money market fund*	24,312,766	-	24,312,766
Exchange-traded futures contracts
Energies	(304,239)	-	(304,239)
Grains	711,447	-	711,447
Interest rates	(1,211,301)	-	(1,211,301)
Livestock	(21,500)	-	(21,500)
Metals	2,818,938	-	2,818,938
Softs	278,865	-	278,865
Stock indices	3,412,380	-	3,412,380

Total exchange-traded futures contracts	5,684,590	-	5,684,590

Over-the-counter forward currency contracts	-	(801,254)	(801,254)

Total futures and forward currency contracts (2)	5,684,590	(801,254)	4,883,336

Total financial assets at fair value	383,300,535	(801,254)	382,499,281

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$77,637,061
Investments in U.S. Treasury notes held in custody			275,666,118
Total investments in U.S. Treasury notes			$353,303,179

(2)
Net unrealized appreciation on futures and forward currency contracts			$6,261,451
Net unrealized depreciation on futures and forward currency contracts			(1,378,115)
Total unrealized appreciation on futures and forward currency contracts			$4,883,336

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$467,909,736	$-	$467,909,736
Short-term money market fund*	7,692,129	-	7,692,129
Exchange-traded futures contracts
Energies	(452,750)	-	(452,750)
Grains	(179,524)	-	(179,524)
Interest rates	2,126,546	-	2,126,546
Livestock	(11,590)	-	(11,590)
Metals	(714,969)	-	(714,969)
Softs	661,790	-	661,790
Stock indices	3,050,339	-	3,050,339

Total exchange-traded futures contracts	4,479,842	-	4,479,842

Over-the-counter forward currency contracts	-	650,722	650,722

Total futures and forward currency contracts (2)	4,479,842	650,722	5,130,564

Total financial assets at fair value	480,081,707	650,722	480,732,429

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$99,079,846
Investments in U.S. Treasury notes held in custody			368,829,890
Total investments in U.S. Treasury notes			$467,909,736

(2)
Net unrealized appreciation on futures and forward currency contracts			$8,445,476
Net unrealized depreciation on futures and forward currency contracts			(3,314,912)
Total unrealized appreciation on futures and forward currency contracts			$5,130,564

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.